Pension Plans and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Pension Plans and Other Post-Retirement Benefits

24. Pension Plans and Other Post-Retirement Benefits

We sponsor defined benefit pension plans and defined contribution plans for eligible employees. All of our material defined benefit plans worldwide are closed to new entrants with new hires participating in defined contribution plans. Material defined benefit plans are located in Canada and the U.S. The defined benefit pension plans offer benefits based on length of service and final average earnings and certain plans offer some indexation of benefits. The specific features of these plans vary in accordance with the employee group and countries in which employees are located. In addition, we maintain supplementary non-contributory defined benefit pension arrangements for eligible employees, which are primarily for benefits which are in excess of local tax limits. As at December 31, 2014, there are no active members in the U.S. defined benefit plans continuing to accrue future service benefits. On January 1, 2009, the Canadian defined benefit plans were closed to new employees. In 2023, all assets and liabilities associated with the UK pension plans were transferred to the buyer as part of the sale of Sun Life's UK business. Canadian employees hired before January 1, 2009 continue to earn future service benefits in the previous plans, which includes both defined benefit and defined contribution components, while new hires since then are eligible to join a defined contribution plan. In addition, one small defined benefit plan in the Philippines remains open to new hires.

Our funding policy for defined benefit pension plans is to make at least the minimum annual contributions required by regulations in the countries in which the plans are offered. The defined benefit pension arrangements are governed by local pension committees. Significant plan changes require the approval of the Board of Directors of the sponsoring subsidiary of SLF Inc.

We also established defined contribution plans for eligible employees. Our contributions to these defined contribution pension plans may be subject to certain vesting requirements. Generally, our contributions are a set percentage of employees’ annual income and may be a set percentage of employee contributions, up to specified levels.

In addition to our pension plans, in Canada and the U.S., we provide certain post-retirement health care and life insurance benefits to eligible employees and to their dependents upon meeting certain requirements. Eligible retirees may be required to pay a portion of the premiums for these benefits and, in general, deductible amounts and co-insurance percentages apply to benefit payments. These post-retirement benefits are not pre-funded. In Canada, certain post-retirement health care and life insurance benefits are provided for eligible employees who retired before December 31, 2015. Eligible employees in Canada who retire after December 31, 2015 will have access to voluntary retiree-paid health care coverage. In the U.S., certain post-retirement health care and life insurance benefits are provided to eligible retirees. In the U.S., employees who were not age 50 with 10 years of service as of December 31, 2015 only have access to subsidized retiree health care coverage until eligible for Medicare. Eligible existing and future retirees and covered dependents eligible for Medicare receive an annual contribution to a health reimbursement account to be applied against individual coverage and other eligible expenses.
24.A Risks Associated with Employee Defined Benefit Plans
With the closure of the material defined benefit pension and retiree benefit plans to new entrants, the volatility associated with future service accruals for active members has been limited and will decline over time.

The major risks remaining in relation to past service obligations are increases in liabilities due to a decline in discount rates, greater life expectancy than assumed and adverse asset returns. We have significantly de-risked the investments of our material defined benefit pension plans Company-wide by shifting the pension asset mix away from equities and into more fixed income and liability-matching investments. In 2023, all asset and liabilities associated with the UK pension plans were transferred to the buyer as part of the sale of Sun Life's UK business. The target for our material funded defined benefit plans is to minimize volatility in funded status arising from changes in discount rates and exposure to equity markets.
24.B Defined Benefit Pension and Other Post-Retirement Benefit Plans
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

2023				2022
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$2,763	$206	$2,969	$3,836	$252	$4,088
Current service cost	32	6	38	49	7	56
Interest cost	121	11	132	106	8	114
Actuarial losses (gains)	187	8	195	(1,027)	(51)	(1,078)
Benefits paid	(138)	(15)	(153)	(194)	(14)	(208)
Divestiture	(483)	—	(483)	—	—	—
Foreign exchange rate movement	1	(1)	—	(7)	4	(3)
Defined benefit obligation, December 31	$2,483	$215	$2,698	$2,763	$206	$2,969
Change in plan assets:
Fair value of plan assets, January 1	$2,799	$—	$2,799	$3,643	$—	$3,643
Administrative expense	(1)	—	(1)	(1)	—	(1)
Interest income on plan assets	125	—	125	101	—	101
Return on plan assets (excluding amounts included in net interest expense)	48	—	48	(825)	—	(825)
Employer contributions	69	15	84	85	14	99
Benefits paid	(138)	(15)	(153)	(194)	(14)	(208)
Divestiture	(510)	—	(510)	—	—	—
Foreign exchange rate movement	1	—	1	(10)	—	(10)
Fair value of plan assets, December 31	$2,393	$—	$2,393	$2,799	$—	$2,799
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$2,393	$—	$2,393	$2,799	$—	$2,799
Defined benefit (obligation)	(2,483)	(215)	(2,698)	(2,763)	(206)	(2,969)
Net recognized (liability) asset, December 31	$(90)	$(215)	$(305)	$36	$(206)	$(170)
Components of net benefit expense recognized:
Current service cost	$32	$6	$38	$49	$7	$56
Administrative expense	1	—	1	1	—	1
Net interest expense (income)	(4)	11	7	5	8	13
Other long-term employee benefit losses (gains)	—	3	3	—	(6)	(6)
Net benefit expense	$29	$20	$49	$55	$9	$64
Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$48	$—	$48	$(825)	$—	$(825)
Actuarial gains (losses) arising from changes in demographic assumptions	(4)	—	(4)	18	—	18
Actuarial gains (losses) arising from changes in financial assumptions	(131)	(7)	(138)	1,027	45	1,072
Actuarial gains (losses) arising from experience adjustments	(52)	2	(50)	(18)	—	(18)
Foreign exchange rate movement	—	1	1	(1)	(3)	(4)
Components of defined benefit costs recognized in Other comprehensive income (loss)	$(139)	$(4)	$(143)	$201	$42	$243
24.C Principal Assumptions for Significant Plans

	2023			2022
	Canada %	UK %	U.S. %	Canada %	UK %	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	4.60	n/a	5.35	5.00	4.75	5.55
Rate of compensation increase	2.70	n/a	n/a	2.75	n/a	n/a
Pension increases	0.00-0.20	n/a	n/a	0.00-0.05	3.05	n/a
To determine net benefit expense for year:
Discount rate for pension plans	5.00	4.75	5.55	3.00	1.90	3.00
Rate of compensation increase	2.75	n/a	n/a	2.80	n/a	n/a
Pension increases	0.00-0.05	3.05	n/a	0.00-0.05	3.30	n/a
Health care trend rates:
Initial health care trend rate	5.08	n/a	6.75	5.16	n/a	7.00
Ultimate health care trend rate	4.00	n/a	5.00	4.00	n/a	5.00
Year ultimate health care trend rate reached	2040	n/a	2031	2040	n/a	2031
	2023			2022
	Canada	UK	U.S.	Canada	UK	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	24	n/a	22	23	23	22
Female	25	n/a	23	25	25	23
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	25	n/a	23	24	25	23
Female	26	n/a	25	26	27	25
Average duration (in years) of pension obligation	13.8	n/a	9.8	13.2	12.9	10.0
Discount Rate, Rate of Compensation Increase and Health Care Cost
The major economic assumptions which are used in determining the actuarial present value of the accrued benefit obligations vary by country.

The discount rate assumption used for material plans is determined by reference to the market yields, as of December 31, of high-quality corporate bonds that have terms to maturity approximating the terms of the related obligation. In countries where a deep corporate market does not exist, government bonds are used. Compensation and health care trend assumptions are based on expected long-term trend assumptions which may differ from actual results.
24.D Sensitivity of Key Assumptions
The following table provides the potential impact of changes in key assumptions on the defined benefit obligation for pension and other post-retirement benefit plans as at December 31, 2023. These sensitivities are hypothetical and should be used with caution. The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity:(1)
1% decrease	$354	$21
1% increase	$(287)	$(18)
Rate of compensation increase assumption:
1% decrease	$(45)	n/a
1% increase	$50	n/a
Health care trend rate assumption:
1% decrease	n/a	$(9)
1% increase	n/a	$10
Mortality rates:(2)
10% decrease	$49	$3
(1)    Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.
(2)    Represents 10% decrease in mortality rates at each age.
24.E Fair Value of Plan Assets
Composition of fair value of plan assets, December 31:

	2023	2022
Equity investments	4%	3%
Fixed income investments	77%	65%
Real estate investments	12%	11%
Qualifying insurance contract	0%	15%
Other	7%	6%
Total composition of fair value of plan assets	100%	100%

The fair value of our equity investments in 2023 and 2022 are consistent with Level 1 or Level 2 fair value hierarchy. In 2023, 4% of our fixed income investments (2022 — 2%) are determined based on valuation techniques consistent with Level 1 of the fair value hierarchy.

The assets of the defined benefit pension plans are primarily held in trust for plan members, and are managed within the provisions of each plan’s investment policies and procedures. Diversification of the investments is used to limit credit, market, and foreign currency risks. We have significantly de-risked the investments of our material defined benefit pension plans by shifting the pension asset mix away from equities and into more fixed income and liability-matching investments. In 2018 and in 2021, the risk in our UK pension plan was reduced through buy-in insurance contracts, protecting the majority of pensioner benefits. The long-term investment objectives of the defined benefit pension plans are to equal or exceed the rate of growth of the liabilities. Over shorter periods, the objective of the defined benefit pension plan investment strategy is to minimize volatility in the funded status. Liquidity is managed with consideration to the cash flow requirements of the liabilities.
24.F Future Cash Flows
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$47	$17	$64
Expected Future Benefit Payments

	2024	2025	2026	2027	2028	2029 to 2033
Pension	$128	$133	$138	$142	$148	$769
Post-retirement	17	18	18	19	19	106
Total	$145	$151	$156	$161	$167	$875
24.G Defined Contribution Plans
We expensed $199 in 2023 (2022 — $160) with respect to defined contribution plans.